NOTES PAYABLE (Details 1) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 05, 2017	Sep. 30, 2017	Mar. 31, 2017
Balance, March 31, 2017		$ 236,548	$ 0
Balance, September 30, 2017		192,154	236,548
Promissory Note [Member]
Balance, March 31, 2017		236,548	0
Acquisition of IMT (Note 4)			217,808
Accrued interest		9,898	18,740
Repayment of principal	$ (12,319)	(12,319)
Repayment of interest		(41,973)
Balance, September 30, 2017		$ 192,154	$ 236,548